Prospectus [Line Items]
Supplement [Text Block]

Aberdeen Standard Investments ETFs

Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF (NYSE Arca: BCI)

(the “Fund”)

Supplement dated December 13, 2018 (the “Supplement”) to the Statutory Prospectus dated May 1, 2018, as supplemented to date (the “Prospectus”)

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

●

On December 13, 2018, Aberdeen Standard Investments ETFs Advisors LLC (the “Advisor”) recommended and the Board of Trustees of Aberdeen Standard Investments ETFs approved a reduction in the management fee paid by the Fund to the Advisor from 0.29% to 0.25% per annum of the Fund’s average daily net assets. Accordingly, effective immediately, the Prospectus is hereby amended as follows: The fee table and accompanying footnotes under the heading “Fees and Expenses of the Fund” and the related expense examples under the heading “Example” are deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees(1),(2)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.25%

(1)

Aberdeen Standard Investments ETFs Advisors LLC (the “Advisor”) has contractually agreed to waive the management fees that it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary, as defined below. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary and may be terminated only with the approval of the Fund’s Board of Trustees. The management fee figure in the table above represents the total amount of fees payable to the Advisor by the Fund and the Subsidiary.

(2)

The management fee in the table has been restated to reflect a reduction in the Fund’s current management fee effective December 13, 2018.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not include brokerage commissions that investors may pay to buy and sell shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$26	$80	$141	$318

●

On page 33 of the Prospectus, in the section titled “Investment Advisor” under “Management of the Funds,” the reference to “0.29%” in the Advisory Fee Rate table with respect to the Fund is hereby deleted and replaced with “0.25%”.

Please retain this supplement for future reference.

Expense Narrative [Text Block]

On December 13, 2018, Aberdeen Standard Investments ETFs Advisors LLC (the “Advisor”) recommended and the Board of Trustees of Aberdeen Standard Investments ETFs approved a reduction in the management fee paid by the Fund to the Advisor from 0.29% to 0.25% per annum of the Fund’s average daily net assets. Accordingly, effective immediately, the Prospectus is hereby amended as follows: The fee table and accompanying footnotes under the heading “Fees and Expenses of the Fund” and the related expense examples under the heading “Example” are deleted in their entirety and replaced with the following:

Operating Expenses Caption [Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses	Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF
Management Fees	0.25%	[1],[2]
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.25%
[1]	Aberdeen Standard Investments ETFs Advisors LLC (the "Advisor") has contractually agreed to waive the management fees that it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary, as defined below. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary and may be terminated only with the approval of the Fund's Board of Trustees. The management fee figure in the table above represents the total amount of fees payable to the Advisor by the Fund and the Subsidiary.
[2]	The management fee in the table has been restated to reflect a reduction in the Fund's current management fee effective December 13, 2018.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not include brokerage commissions that investors may pay to buy and sell shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example	1 Year	3 Years	5 Years	10 Years
Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF | USD ($)	26	80	141	318